Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Analysis Of Income And Expense [Line Items]
Findus Group integration costs	€ 1.1	€ 3.8	€ 7.1	€ 9.5
Goodfella's Pizza & Aunt Bessie's Integration Related Costs	2.2		3.0	0.0
Factory optimization	0.4	0.0	0.9	0.0
Supply chain reconfiguration	1.1	0.0	1.3	0.0
Settlement of legacy matters	(0.7)	(1.1)	(0.6)	2.6
Implementation of strategic opportunities	0.0	2.7	0.0	10.5
Transaction Costs	0.0	0.0	0.0	2.5
(Gain)/ Loss On Remeasurement Of Indemnification Assets Recognized on Acquisition	0.0	0.0	0.0	(8.3)
Tax credit impact of exceptional items	1.6	1.9	2.4	6.8
Cash outflow relating to exceptional items			28.2	71.3
Adjustments For Exceptional Items	€ 4.1	€ 5.4	€ 11.7	€ 16.8
Factory optimization term	3 years